Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Intangible Assets [Abstract]
Schedule of intangible assets
	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2021
Cost:
At January 1, 2021	2,669,100	342,645	59,450	68,128	3,139,323
Additions	-	-	18,864	86,350	105,214
Additions – internally developed	911,599	123,851	-	38,099	1,073,549
Transfers	-	81,701	-	(81,701)	-
At December 31, 2021	3,580,699	548,197	78,314	110,876	4,318,086

Amortization:
At January 1, 2021	1,295,643	250,327	17,351	-	1,563,321
Charge for the year	619,259	74,556	18,104	-	711,919
At December 31, 2021	1,914,902	324,883	35,455	-	2,275,240

Net carrying amount:
At December 31, 2021	1,665,797	223,314	42,859	110,876	2,042,846

2022
Cost:
At January 1, 2022	3,580,699	548,197	78,314	110,876	4,318,086
Additions	-	-	8,849,867	15,900	8,865,767
Additions – internally developed	112,378	51,927	-	-	164,305
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	(80,072)	86,350	(6,278)	-
At December 31, 2022	3,685,510	520,052	9,014,531	120,498	13,340,591

Amortization:
At January 1, 2022	1,914,902	324,883	35,455	-	2,275,240
Charge for the year	725,577	106,503	2,637,683	-	3,469,763
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	2,432	(2,432)	-	-
At December 31, 2022	2,632,912	433,818	2,670,706	-	5,737,436

Net carrying amount:
At December 31, 2022	1,052,598	86,234	6,343,825	120,498	7,603,155

Schedule of amortization charged
	2022	2021
	USD	USD

Selling and marketing expenses	2,594,663	-
Cost of revenue (note 6)	871,663	711,919
General and administrative expenses (note 8)	3,437	-
	3,469,763	711,919